Disposals	12 Months Ended
Jun. 30, 2023
Disposal [Abstract]
DISPOSALS

3. DISPOSALS

In March 2023, the Group disposed of 100% equity interest in Shenzhen Puyi Zhongxiang Information Technology Co., Ltd. to a third party for a total consideration of RMB20,000, which has not yet been settled as of June 30, 2023. In July, 2023, RMB10,000 of the consideration was settled. The remaining amount is expected to be settled by December 2023. The Group recognized a gain of RMB13,737 on disposal of this subsidiary, which was determined based on the excess of the sales consideration over the net book value of the subsidiary at the time of disposal.